Business, Basis of Presentation and Significant Accounting Policies - Sales Inducements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Capitalized sales inducements	$ 29.7	$ 35.1	$ 39.9
Amortized amount of deferred sales inducements	$ 52.7	$ 62.6	$ 14.0